 UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number       811-23292

NB Crossroads Private Markets Fund V (TE) Advisory LP
(Exact name of registrant as specified in charter)

325 North Saint Paul Street
49th Floor
Dallas, TX 75201
(Address of principal executive offices) (Zip code)

James Bowden, Chief Executive Officer and President
Neuberger Berman Investment Advisers LLC
53 State Street
Boston, MA 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:         (212) 476-8800

Date of fiscal year end:         March 31

Date of reporting period:         September 30, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

NB Crossroads Private Markets Fund V (TE) Advisory LP

Consolidated Financial Statements

(Unaudited)

For the Period from July 31, 2018 (Commencement of Operations) through September 30, 2018

NB Crossroads Private Markets Fund V (TE) Advisory LP

For the Period July 31, 2018 (Commencement of Operations)

through September 30, 2018

1

NB Crossroads Private Markets Fund V (TE) Advisory LP

Consolidated Statement of Assets, Liabilities and Partners’ Capital – Net Assets

As of September 30, 2018 (Unaudited)

Assets

Cash and cash equivalents	$1,233,059
Investment in the Master Fund, at fair value	720,235
Interest receivable	2,278

Total Assets	$1,955,572

Liabilities

Professional fees payable	$14,150
Administration service fees payable	9,500
Offering expense payable	9,719
Other payables	1,086

Total Liabilities	34,455

Commitments and contingencies (Note 4)

Partners' Capital - Net Assets	$1,921,117

Partners' Capital - Net Assets consists of:
Partners’ capital paid-in	$2,026,964
Accumulated net investment loss	(119,494)
Accumulated net unrealized appreciation on investments	13,647

Total Partners' Capital - Net Assets	$1,921,117

Units of Partnership Interests outstanding (unlimited units authorized)	2,057.30
Net Asset Value Per Unit	$933.80

The accompanying notes and attached financial statements of NB Crossroads Private Markets Fund V Holdings LP are an integral part of these financial statements.

1

NB Crossroads Private Markets Fund V (TE) Advisory LP

Consolidated Statement of Operations

For the Period July 31, 2018 (Commencement of Operations)

through September 30, 2018 (Unaudited)

Net Investment Loss Allocated from the Master Fund:

Interest income	$737
Expenses	(96,451)

Total Net Investment Loss Allocated from the Master Fund	(95,714)

Fund Income:

Interest income	2,278

Total Fund Income	2,278

Fund Expenses:

Professional fees	14,150
Administration service fees	9,500
Other fees	2,408

Total Fund Expenses	26,058

Net Investment Loss	(119,494)

Net Change in Unrealized Gain on Investment in the Master Fund (Note 2)

Net change in unrealized appreciation on investment in the Master Fund	13,647

Net Change in Unrealized Gain on Investment in the Master Fund	13,647

Net Decrease in Partners' Capital – Net Assets Resulting from Operations	$(105,847)

The accompanying notes and attached financial statements of NB Crossroads Private Markets Fund V Holdings LP are an integral part of these financial statements.

2

NB Crossroads Private Markets Fund V (TE) Advisory LP

Consolidated Statement of Changes in Partners’ Capital – Net Assets

For the Period July 31, 2018 (Commencement of Operations) through September 30, 2018 (Unaudited)

Total Partners
Partners' committed capital	$23,623,000

Partners' capital at July 31, 2018	$-
Capital contributions	2,057,300
Net investment loss	(119,494)
Offering costs	(30,336)
Net change in unrealized appreciation on investment in the Master Fund	13,647
Partners' capital at September 30, 2018	$1,921,117

The accompanying notes and attached financial statements of NB Crossroads Private Markets Fund V Holdings LP are an integral part of these financial statements.

3

NB Crossroads Private Markets Fund V (TE) Advisory LP

Consolidated Statement of Cash Flows

For the Period July 31, 2018 (Commencement of Operations)

through September 30, 2018 (Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES

Net change in Partners' Capital – Net Assets resulting from operations	$(105,847)
Adjustments to reconcile net change in Partners' Capital – Net Assets resulting from operations to net cash used in operating activities:
Contributions to the Master Fund	(822,920)
Change in fair value of investment in the Master Fund	102,685
Offering costs	(30,336)
Changes in assets and liabilities related to operations
(Increase) decrease in interest receivable	(2,278)
Increase (decrease) in professional fees payable	14,150
Increase (decrease) in administration service fees payable	9,500
Increase (decrease) in offering expenses payable	9,719
Increase (decrease) in other payables	1,086

Net cash provided by (used in) operating activities	(824,241)

CASH FLOWS FROM FINANCING ACTIVITIES

Proceeds from Partners' capital contributions	2,057,300
Net cash provided by (used in) financing activities	2,057,300

Net change in cash and cash equivalents	1,233,059
Cash and cash equivalents at the beginning of the period	-

Cash and cash equivalents at the end of the period	$1,233,059

The accompanying notes and attached financial statements of NB Crossroads Private Markets Fund V Holdings LP are an integral part of these financial statements.

4

NB Crossroads Private Markets Fund V (TE) Advisory LP

Consolidated Financial Highlights

	Period from July 31, 2018 (Commencement of Operations) through September 30, 2018 (Unaudited)
Per Unit Operating Performance (1)

NET ASSET VALUE, BEGINNING OF PERIOD	$1,000.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss	(72.83)
Net change in unrealized gain on investments	6.63
Net decrease in net assets resulting from operations after incentive carried interest	(66.20)

DISTRIBUTIONS TO PARTNERS:
Net change in Partners’ Capital - Net Assets due to distributions to Partners	-
NET ASSET VALUE, END OF PERIOD	$933.80
TOTAL NET ASSET VALUE RETURN (1), (2)	-6.62	%(3)

RATIOS AND SUPPLEMENTAL DATA:
Partners' Capital - Net assets, end of period in thousands (000's)	$1,921
Ratios to Average Partners' Capital - Net Assets: (4)
Expenses excluding incentive carried interest	62.48	%(5)
Net change in incentive carried interest	-
Expenses including incentive carried interest	62.48	%(5)
Net investment loss excluding incentive carried interest	(60.86)%

INTERNAL RATES OF RETURN:
Internal Rate of Return before and after incentive carried interest (6)	(54.21)%

(1)	Selected data for a unit of partnership interest outstanding throughout each period.
(2)	Total investment return, based on per unit net asset value, reflects the changes in net asset value based on the effects of organizational costs, the performance of the TE Advisory Fund during the period and assumes distributions, if any, were reinvested. The TE Advisory Fund's units are not traded in any market; therefore, the market value total investment return is not calculated.
(3)	Total return and the ratios to average partners' capital - net assets is calculated for the TE Advisory Fund taken as a whole. Total return is calculated using a commitment-weighted rate of return methodology based on the timing of closings during the period from commencement of operations on July 31, 2018 (Commencement of operations) through September 30, 2018. As a result, an individual investor's return may vary from these returns and ratios based on the timing of their capital transactions.
(4)	Ratios include expenses allocated from the Master Fund.
(5)	Annualized for the period ended September 30, 2018, the expense and net investment loss ratios are based on a very limited operating period and, as such, may not be meaningful.
(6)	The Internal Rate of Return is computed based on the actual dates of the cash inflows and outflows since inception and the ending net assets at the end of the period as of each measurement date. For period ended September 30, 2018, the Internal Rate of Return is based on a limited operating period and, as such, may not be meaningful.

The accompanying notes and attached financial statements of NB Crossroads Private Markets Fund V Holdings LP are an integral part of these financial statements.

5

NB Crossroads Private Markets Fund V (TE) Advisory LP

Notes to Consolidated Financial Statements

For the Period July 31, 2018 (Commencement of Operations)

through September 30, 2018 (Unaudited)

1. Organization

NB Crossroads Private Markets Fund V (TE) Advisory LP (the “TE Advisory Fund”) is a non-diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”). The TE Advisory Fund was organized as a Delaware limited partnership on August 22, 2017. The TE Advisory Fund commenced operations on July 31, 2018 (the “Initial Closing”). The term of the TE Advisory Fund will continue until December 31, 2028, ten years from the Initial Closing, subject to two one-year extensions which may be approved by the Board of Managers of the TE Advisory Fund (the “Board” or the “Board of Managers”). Thereafter, the term of the TE Advisory Fund may be extended by majority interest of its Partners as defined in the TE Advisory Fund’s limited partnership agreement (the “Partnership Agreement”).

The TE Advisory Fund’s investment objective is to provide attractive long-term returns. The TE Advisory Fund pursues its investment objective by investing substantially all of its assets in NB Crossroads Private Markets Fund V Holdings LP (the “Master Fund”), through its consolidated subsidiary, NB Crossroads Private Markets Fund V (Offshore), Advisory LP, a Cayman Islands exempted partnership (the “Offshore Advisory Fund”). Neither the Master Fund, the TE Advisory Fund, nor the Registered Investment Adviser (as defined below) guarantees any level of return or risk on investments and there can be no assurance that the Master Fund or the TE Advisory Fund will achieve its investment objective.

The financial statements of the Master Fund, including the Master Fund's Schedule of Investments, are attached to this report and should be read in conjunction with the TE Advisory Fund's consolidated financial statements. The percentage of the Master Fund's partners' contributed capital owned by the TE Advisory Fund at September 30, 2018 was approximately 7.74%.

The Board has overall responsibility to manage and supervise the operation of the TE Advisory Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct, and operation of the TE Advisory Fund. The Board exercises the same powers, authority and responsibilities on behalf of the TE Advisory Fund as are customarily exercised by directors of a typical investment company registered under the Investment Company Act organized as a corporation. The Board engaged Neuberger Berman Investment Advisers LLC (“NBIA” or “Registered Investment Adviser”) and NB Alternatives Advisers LLC (“NBAA” or “Sub-Adviser”) to manage the day-to-day operations of the TE Advisory Fund.

2. Significant Accounting Policies

The TE Advisory Fund meets the definition of an investment company and follows the accounting and reporting guidance as issued through Accounting Standards Codification (“ASC”) 946, Financial Services – Investment Companies.

6

NB Crossroads Private Markets Fund V (TE) Advisory LP

Notes to Consolidated Financial Statements

For the Period July 31, 2018 (Commencement of Operations)

through September 30, 2018 (Unaudited)

A. Basis of Accounting and Consolidation

The TE Advisory Fund’s policy is to prepare its consolidated financial statements on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America (“GAAP”). Consequently, income and the related assets are recognized when earned, and expenses and the related liabilities are recognized when incurred. The books and records of the TE Advisory Fund are maintained in U.S. dollars.

At September 30, 2018 the percentage of the Offshore Advisory Fund’s partners’ capital owned by the TE Advisory Fund was 100%. The financial position and results of operations of the Offshore Advisory Fund have been consolidated in these consolidated financial statements.  All intercompany transactions (consisting of capital contributions and distributions) have been eliminated. The following is a summary of significant accounting policies followed by the TE Advisory Fund in the preparation of its consolidated financial statements.

B. Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and the differences could be material.

C. Valuation of Investments

The value of the TE Advisory Fund's investment in the Master Fund reflects the TE Advisory Fund's proportionate interest in the total partners' contributed capital of the Master Fund at September 30, 2018. Valuation of the investments held by the Master Fund is discussed in Note 2 of the Master Fund's financial statements, attached to these consolidated financial statements.

D. Cash and Cash Equivalents

Cash and cash equivalents consist primarily of cash and short term investments which are readily convertible into cash and have an original maturity of three months or less. UMB Bank N.A. serves as the TE Advisory Fund’s custodian.

Cash and cash equivalents on the Statement of Assets, Liabilities and Partners' Capital can include deposits in money market accounts, which are classified as Level 1 assets. As of September 30, 2018, the TE Advisory Fund held $1,233,059 in an overnight sweep that is deposited into a money market account.

E. Investment Gains and Losses

The TE Advisory Fund records its share of the Master Fund's investment income, expenses, and realized and change in unrealized gains and losses in proportion to the TE Advisory Fund's aggregate commitment to the Master Fund. The Master Fund's income and expense recognition policies are discussed in Note 2 of the Master Fund's financial statements, attached to these consolidated financial statements.

7

NB Crossroads Private Markets Fund V (TE) Advisory LP

Notes to Consolidated Financial Statements

For the Period July 31, 2018 (Commencement of Operations)

through September 30, 2018 (Unaudited)

F. Income Taxes

The TE Advisory Fund is a limited partnership that is treated as a partnership for tax reporting. Tax basis income and losses are passed through to Partners and, accordingly, there is no provision for income taxes reflected in these consolidated financial statements. The TE Advisory Fund has a tax year end of December 31.

The Offshore Advisory Fund is a Cayman Islands exempted partnership and is treated as a Delaware corporation for tax reporting.  The Offshore Advisory Fund has a tax year end of December 31. The Offshore Advisory Fund is subject to federal, state and local income taxes. The Sub-Adviser has reviewed the Offshore Advisory Fund’s tax positions for the current tax year and has concluded that no provision for taxes is required in the Offshore Advisory Fund’s consolidated financial statements for the period July 31, 2018 (Commencement of Operations through September 30, 2018.

Differences arise in the computation of Partners’ capital for financial reporting in accordance with GAAP and Partners’ capital for federal and state income tax reporting. These differences are primarily due to the fact that change in unrealized gains and losses are allocated for financial reporting purposes and are not allocated for federal and state income tax reporting purposes.

The cost of the TE Advisory Fund's investment in the Master Fund for federal income tax purposes is based on amounts reported to the TE Advisory Fund on Schedule K-1 from the Master Fund. The estimated cost of the TE Advisory Fund’s investment in the Master Fund at September 30, 2018, for federal income tax purposes aggregated $822,920. The net and gross unrealized appreciation for federal income tax purposes on the TE Advisory Fund's investment in the Master Fund was estimated to be $13,647.

The TE Advisory Fund files tax returns as prescribed by the tax laws of the jurisdictions in which it operates. In the normal course of business, the TE Advisory Fund is subject to examination by federal, state, local and foreign jurisdictions, where applicable. As of September 30, 2018, there are no tax years that are subject to examination by the major tax jurisdictions under the statute of limitations. FASB ASC 740-10, Income Taxes requires the Sub-Adviser to determine whether a tax position of the Master Fund is more likely than not to be sustained upon examination by taxing authorities, based on the technical merits of the position. For tax positions meeting the more likely than not threshold, the tax amount recognized in the financial statements is reduced by the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement with the relevant taxing authority. The Sub-Adviser has reviewed the TE Advisory Fund’s tax positions for the current tax year and has concluded that no provision for taxes is required in the TE Advisory Fund’s consolidated financial statements for the period from July 31, 2018 (Commencement of Operations) through September 30, 2018. The TE Advisory Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Consolidated Statement of Operations. During the period from July 31, 2018 (Commencement of Operations) through September 30, 2018, the TE Advisory Fund did not incur any interest or penalties.

8

NB Crossroads Private Markets Fund V (TE) Advisory LP

Notes to Consolidated Financial Statements

For the Period July 31, 2018 (Commencement of Operations)

through September 30, 2018 (Unaudited)

G. Restrictions on Transfers

Interests of the TE Advisory Fund (“Interests”) are generally not transferable. No Partner may assign, sell, transfer, pledge, hypothecate or otherwise dispose of any of its Interests without the prior written consent of the Board which may be granted or withheld in the Board’s sole discretion, and in compliance with applicable securities and tax laws.

H. Fund Expenses

The TE Advisory Fund bears its own expenses and, indirectly bears a pro rata portion of the Master Fund’s expenses incurred in the course of business on an accrual basis, including, but not limited to, the following: distribution and servicing fees (as defined herein); legal fees; administration; auditing; tax preparation fees; custodial fees; costs of insurance; and registration expenses.

3. Administration Service Fee and Related Party Transactions

Pursuant to an Administrative and Accounting Services Agreement, the TE Advisory Fund retains UMB Fund Services, Inc. (the “Administrator”), a subsidiary of UMB Financial Corporation, to provide administration, custodial accounting, tax preparation, and investor services to the TE Advisory Fund. In consideration for these services, the TE Advisory Fund pays the Administrator a fixed fee of $6,500 per calendar quarter. For the period July 31, 2018 (Commencement of Operations) through September 30, 2018, the TE Advisory Fund incurred administration service fees totaling $9,500.

The Board consists of six managers, each of whom is not an “interested person” of the TE Advisory Fund as defined by Section 2(a)(19) of the Investment Company Act (the “Independent Managers”). The Independent Managers are each paid an annual retainer of $35,000. Compensation to the Board is paid and expensed by the Master Fund on a quarterly basis. The Independent Managers are also reimbursed for out of pocket expenses in connection with providing their services to the Master Fund. For the period July 31, 2018 (Commencement of Operations) through September 30, 2018, the Master Fund incurred $105,000 in Independent Managers’ fees, of which $8,123 was allocated to the TE Advisory Fund.

As of September 30, 2018, six Partners had ownership of approximately 16.93%, 12.70%, 12.70%, 11.85%, 10.58% and 5.29% of the TE Advisory Fund’s total commitments and are deemed “affiliated partners”, as defined in the Investment Company Act, (the “Affiliated Partners”). The affiliation between the Affiliated Partners and the TE Advisory Fund is based solely on the commitments made and percentage ownership.

4. Capital Commitments from Partners

At September 30, 2018 capital commitments from Partners totaled $23,623,000. Capital contributions received by the TE Advisory Fund with regard to satisfying Partner commitments totaled $2,057,300 which represents approximately 10% of committed capital at September 30, 2018.

9

NB Crossroads Private Markets Fund V (TE) Advisory LP

Notes to Consolidated Financial Statements

For the Period July 31, 2018 (Commencement of Operations)

through September 30, 2018 (Unaudited)

Capital contributions will be credited to Partners’ capital accounts and units will be issued when paid. Capital contributions will be determined based on a percentage of commitments. During period July 31, 2018 (Commencement of Operations) through September 30, 2018, the TE Advisory Fund issued 2,057.30 units. Partners’ capital paid-in presented on the Statement of Assets Liabilities and Partners’ Capital includes cumulative capital contributions as well as $9,718 of offering costs paid by the TE Advisory Fund and $20,618 of offering costs allocated to the TE Advisory fund by the Master Fund. Offering costs are costs incidental to the issuing and marketing of interests in a company and are non-recurring in nature.

The net profits or net losses of the TE Advisory Fund are allocated to Partners in a manner that takes into account the amount of cash that would be distributed based upon a hypothetical liquidation, such that it would follow the distributions outlined below.

Distributions shall be made of available cash (net of reserves that the Board deems reasonable) or other net investment proceeds to Partners at such times and in such amounts as determined by the Board of Managers in its sole discretion and in accordance with Partners’ respective percentage interests, as defined in the TE Advisory Fund’s limited partnership agreement. Distributions from the TE Advisory Fund are made in the following priority:

(a) First, to Partners of the TE Advisory Fund until they have received a 125% return of all drawn commitments; and

(b) Then, a 93.0% - 7.0% split between the Partners and the Special Member (as defined in the Master Fund’s LP Agreement), respectively. The Special Member will not collect any of the incentive carried interest that it may have earned until after the fourth anniversary of the Final Closing.

Incentive carried interest is accrued based on the net asset value (“NAV”) of the TE Advisory Fund at each quarter-end as an allocation of profits, to the extent there is an amount to be accrued. The Statement of Changes in Partners’ Capital – Net Assets discloses the amount payable and paid to the Special Member in the period in which it occurs. At September 30, 2018, the accrued and unpaid Incentive Carried Interest was $0.

5. Indemnifications

In the normal course of business, the TE Advisory Fund enters into contracts that provide general indemnifications. The TE Advisory Fund’s maximum exposure under these agreements is dependent on future claims that may be made against the TE Advisory Fund, and therefore cannot be established; however, based on the Registered Investment Adviser’s experience, the risk of loss from such claims is considered remote.

10

NB Crossroads Private Markets Fund V (TE) Advisory LP

Notes to Consolidated Financial Statements

For the Period July 31, 2018 (Commencement of Operations)

through September 30, 2018 (Unaudited)

6. Concentrations of Market, Credit, Liquidity, Industry, Currency and Capital Call Risk

Due to the inherent uncertainty of valuations, estimated values may differ significantly from the values that would have been used had a ready market for the securities existed, and the difference could be material. The Master Fund’s investments are subject, directly or indirectly, to various risk factors including market, credit, industry, currency and capital call risk. Certain investments are made internationally, which may subject the investments to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions affecting such countries or regions. Market risk represents the potential loss in value of financial instruments caused by movements in market variables, such as interest and foreign exchange rates and equity prices. The Master Fund may have a concentration of investments, as permitted by its registration statement, in a particular industry or sector. Investment performance of the sector may have a significant impact on the performance of the Master Fund. The Master Fund's investments are also subject to the risk associated with investing in private equity securities. The investments in private equity securities are illiquid, can be subject to various restrictions on resale, and there can be no assurance that the Master Fund will be able to realize the value of such investments in a timely manner if at all.

The Master Fund believes that its liquidity and capital resources are adequate to satisfy its operational needs as well as the continuation of its investment program.

If the Master Fund defaults on its commitment or fails to satisfy capital calls, it will be subject to significant penalties, including the complete forfeiture of the Master Fund’s investment in the Portfolio Fund. This may impair the ability of the Master Fund to pursue its investment program, force the Master Fund to borrow or otherwise impair the value of the Master Fund’s investments (including the complete devaluation of the Master Fund). In addition, defaults by Partners on their commitments to the TE Advisory Fund, may cause the Master Fund to, in turn, default on its commitment to a Portfolio Fund. In this case, the Master Fund, and especially the non-defaulting Partners, will bear the penalties of such default as outlined above. While the Registered Investment Adviser has taken steps to mitigate this risk, there is no guarantee that such measures will be sufficient or successful.

7. Subsequent Events

The TE Advisory Fund has evaluated all events subsequent to the balance sheet date of September 30, 2018, through the date these consolidated financial statements were issued and has determined that there were no subsequent events that require disclosure.

11

NB Crossroads Private Markets Fund V (TE) Advisory LP

Supplemental Information

September 30, 2018 (Unaudited)

Proxy Voting and Form N-Q

A description of the TE Advisory Fund’s policies and procedures used to determine how to vote proxies relating to the TE Advisory Fund’s portfolio securities, as well as information regarding proxy votes cast by the TE Advisory Fund (if any) during the most recent period ended June 30, is available without charge, upon request, by calling the TE Advisory Fund at 212-476-8800 or on the website of the Securities and Exchange Commission (the “SEC”) at http://www.sec.gov. The TE Advisory Fund did not receive any proxy solicitations during the period July 31, 2018 (Commencement of Operations) through September 30, 2018.

The TE Advisory Fund files a complete schedule of portfolio holdings with the SEC within sixty days after the end of the first and third fiscal quarters of each year on Form N-Q. The TE Advisory Fund’s Forms N-Q (i) are available at http://www.sec.gov, and (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (the information regarding operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330), and (iii) may be obtained at no charge by calling the TE Advisory Fund at 212-476-8800.

12

NB Crossroads Private Markets Fund V Holdings LP

Financial Statements

(Unaudited)

For the Period from May 18, 2018 (Commencement of Operations) through September 30, 2018

NB Crossroads Private Markets Fund V Holdings LP

Statement of Assets, Liabilities and Partners’ Capital – Net Assets

As of September 30, 2018 (Unaudited)

Assets

Cash and cash equivalents	$5,559,347
Investments, at fair value (cost $5,146,793)	5,323,191
Prepaid insurance	48,051
Interest receivable	5,667

Total Assets	$10,936,256

Liabilities

Advisory fees payable	$805,179
Insurance payable	55,153
Independent Managers' fees payable	46,315
Organizational expense payable	34,202
Administration service fees payable	31,750
Professional fees payable	25,634
Due to affiliates	19,225
Offering expense payable	1,320
Other payables	630

Total Liabilities	$1,019,408

Commitments and contingencies (Note 5)

Partners’ Capital - Net Assets	$9,916,848

Partners’ Capital - Net Assets consists of:
Partners’ capital paid-in	$10,977,637
Accumulated net investment loss	(1,237,187)
Accumulated net unrealized appreciation on investments	176,398

Total Partners' Capital - Net Assets	$9,916,848

Units of Membership Interests outstanding (unlimited units authorized)	11,244.14
Net Asset Value Per Unit	$881.96

The accompanying notes are an integral part of these financial statements.

1

NB Crossroads Private Markets Fund V Holdings LP
Schedule of Investments
September 30, 2018 (Unaudited)

Investments / Co-investments (A),(B),(D)	Acquisition Type	Acquisition Dates (C)	Geographic Region (E)	Fair Value

Large-cap Buyout (12.10%)
Hellman & Friedman Capital Partners IX, L.P.	Primary	-	North America	$-
TPG Healthcare Partners, L.P.	Primary	-	North America	-
TPG Partners VIII, L.P.	Primary	-	North America	-
Vertex Aggregator LP	Co-investment	08/2018	North America	1,200,307
				1,200,307
Small and Mid-cap Buyout (19.57%)
Wind Point Partners CV1, L.P.	Secondary	09/2018	North America	1,940,384
				1,940,384
Special Situations (22.01%)
Verscend Intermediate Holding Corp.	Co-investment	08/2018	North America	2,182,500
				2,182,500
Venture Capital (0.00%)
GGV Capital VII L.P.	Primary	-	North America	-
GGV Capital VII Plus L.P.	Primary	-	North America	-
GGV Discovery II, L.P.	Primary	-	North America	-
Level Equity Growth Partners IV, L.P.	Primary	-	North America	-
				-

Total Investments in Portfolio Funds (cost $5,146,793) (53.68%)				5,323,191
Other Assets & Liabilities (Net) (46.32%)				4,593,657
Partners' Capital - Net Assets (100.00%)				$9,916,848

(A)	Non-income producing securities, which are restricted as to public resale and illiquid.
(B)	Total cost of illiquid and restricted securities at September 30, 2018 aggregated $5,146,793. Total fair value of illiquid and restricted securities at September 30, 2018 was $5,323,191 or 53.68% of net assets.
(C)	Acquisition Dates cover from original investment date to the last acquisition date and is required disclosure for restricted securities only.
(D)	All percentages are calculated as fair value divided by the Master Fund's Partners' Capital - Net Assets.
(E)	Geographic Region is based on where a Portfolio Fund is headquartered and may be different from where the Portfolio Fund invests.

The accompanying notes are an integral part of these financial statements.

2

NB Crossroads Private Markets Fund V Holdings LP

Statement of Operations

For the Period May 18, 2018 (Commencement of Operations)

through September 30, 2018 (Unaudited)

Investment Income:

Interest income	$9,524

Total Investment Income	9,524

Operating Expenses:

Advisory fees	959,959
Independent Managers' fees	105,000
Organizational expenses	83,503
Professional fees	53,900
Administration service fees	31,750
Other fees	12,599

Total Operating Expenses	1,246,711

Net Investment Loss	(1,237,187)

Net Change in Unrealized Gain on Investments (Note 2)
Net change in unrealized appreciation on investments	176,398

Net Change in Unrealized Gain on Investments	176,398

Net decrease in Partners’ Capital – Net Assets Resulting from Operations	$(1,060,789)

The accompanying notes are an integral part of these financial statements.

3

NB Crossroads Private Markets Fund V Holdings LP

Statement of Changes in Partners’ Capital – Net Assets

For the Period May 18, 2018 (Commencement of Operations) through September 30, 2018 (Unaudited)

	Partners' Capital	Special Member	Total
Partners' committed capital	$305,346,500	$-	$305,346,500

Partners' capital at May 18, 2018	$-	$-	$-
Capital contributions	11,244,140	-	11,244,140
Offering costs	(266,503)		(266,503)
Net investment loss	(1,237,187)	-	(1,237,187)
Net change in unrealized appreciation on investments	176,398	-	176,398
Partners' capital at September 30, 2018	$9,916,848	$-	$9,916,848

The accompanying notes are an integral part of these financial statements.

4

NB Crossroads Private Markets Fund V Holdings LP

Statement of Cash Flows

For the Period May 18, 2018 (Commencement of Operations)

through September 30, 2018 (Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES

Net Change in Partners’ Capital – Net Assets resulting from operations	$(1,060,789)
Adjustments to reconcile net change in Partners’ Capital – Net Assets resulting from operations to net cash used in operating activities:
Purchases of investments	(5,146,793)
Offering costs	(266,503)
Net change in unrealized (appreciation) depreciation on investments	(176,398)
Changes in assets and liabilities related to operations
(Increase) decrease in prepaid insurance	(48,051)
(Increase) decrease in interest receivable	(5,667)
Increase (decrease) in advisory fees payable	805,179
Increase (decrease) in insurance payable	55,153
Increase (decrease) in Independent Managers' fees payable	46,315
Increase (decrease) in organizational expense payable	34,202
Increase (decrease) in administration service fees payable	31,750
Increase (decrease) in professional fees payable	25,634
Increase (decrease) in due to affiliates	19,225
Increase (decrease) in offering expense payable	1,320
Increase (decrease) in other payables	630

Net cash provided by (used in) operating activities	(5,684,793)

CASH FLOWS FROM FINANCING ACTIVITIES

Proceeds from Partners’ capital contributions	11,244,140

Net cash provided by (used in) financing activities	11,244,140

Net change in cash and cash equivalents	5,559,347
Cash and cash equivalents at beginning of period	-

Cash and cash equivalents at end of period	$5,559,347

The accompanying notes are an integral part of these financial statements.

5

NB Crossroads Private Markets Fund V Holdings LP

Financial Highlights

	Period from May 18, 2018 (Commencement of Operations) through September 30, 2018 (Unaudited)
Per Unit Operating Performance (1)

NET ASSET VALUE, BEGINNING OF PERIOD	$1,000.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss	(133.73)
Net unrealized gain on investments	15.69
Net decrease in net assets resulting from operations	(118.04)

DISTRIBUTIONS TO PARTNERS:
Net change in Partners’ Capital - Net Assets due to distributions to Partners	-
NET ASSET VALUE, END OF PERIOD	$881.96
TOTAL NET ASSET VALUE RETURN (1), (2)	-11.80	%(3)

RATIOS AND SUPPLEMENTAL DATA:
Partners' Capital - Net Assets, end of period in thousands (000's)	$9,917
Ratios to Average Partners' Capital - Net Assets: (4)
Expenses	116.69	%(6)
Net investment loss	(115.75	)%(6)
Portfolio Turnover Rate (5)	0.00%

INTERNAL RATES OF RETURN:
Internal Rate of Return (7)	(77.27)%

(1)	Selected data for a unit of Membership Interest outstanding throughout each period.
(2)	Total investment return, based on per unit net asset value, reflects the changes in net asset value based on the effects of organizational costs, the performance of the Master Fund during the period and assumes distributions, if any, were reinvested. The Master Fund's units are not traded in any market; therefore, the market value total investment return is not calculated.
(3)	Total return and the ratios to average Partners' Capital - net assets is calculated for the Master Fund taken as a whole. Total return is calculated using a commitment-weighted rate of return methodology based on the timing of closings during the period from commencement of operations on May 18, 2018 through September 30, 2018. As a result, an individual investor's return may vary from these returns and ratios based on the timing of their capital transactions.
(4)	Ratios do not reflect the Master Fund's proportional share of the net investment income (loss) and expenses, including any performance-based fees, of the Portfolio Funds.
(5)	Proceeds received from investments are included in the portfolio turnover rate.
(6)	Annualized for the period May 18, 2018 (Commencement of Operations) through September 30, 2018. The expense and net investment loss ratios are based on a very limited operating period and, as such, may not be meaningful.
(7)	The Internal Rate of Return is computed based on the actual dates of the cash inflows and outflows since inception and the ending net assets at the end of the period as of each measurement date. For period ended September 30, 2018, the Internal Rate of Return is based on a limited operating period and, as such, may not be meaningful.

The accompanying notes are an integral part of these financial statements.

6

NB Crossroads Private Markets Fund V Holdings LP

Notes to the Financial Statements

For the Period May 18, 2018 (Commencement of Operations)

through September 30, 2018 (Unaudited)

1. Organization

NB Crossroads Private Markets Fund V Holdings LP (the “Master Fund”) is a non-diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”). The Master Fund was organized as a Delaware limited partnership on March 30, 2017. The Master Fund commenced operations on May 18, 2018 (the “Initial Closing”). The term of the Master Fund will continue until December 31, 2028, ten years from the Initial Closing, subject to two one-year extensions which may be approved by the Board of Managers of the Master Fund (the “Board” or the “Board of Managers”). Thereafter, the term of the Master Fund may be extended by majority-in-interest of its Partners as defined in the Master Fund’s limited partnership agreement (the “LP Agreement”).

The Master Fund’s investment objective is to provide attractive long-term returns. The Master Fund seeks to achieve its objective primarily by investing in a diversified global portfolio of high quality third party private equity funds (“Portfolio Funds”) including secondary investments in underlying Portfolio Funds acquired from investors in such Portfolio Funds (each, a “Secondary Investment”), and by co-investing directly in portfolio companies alongside Portfolio Funds and other private equity firms (each, a “Co-Investment”). Neither the Master Fund nor the Registered Investment Adviser (as defined below) guarantees any level of return or risk on investments and there can be no assurance that the Master Fund will achieve its investment objective. The Portfolio Funds are not registered as investment companies under the Investment Company Act.

NB Crossroads Private Markets Fund V (TI) LP (the “TI Fund”), NB Crossroads Private Markets Fund V (TI) Advisory LP (the “TI Advisory Fund”), NB Crossroads Private Markets Fund V (TE) LP (the “TE Fund”) and NB Crossroads Private Markets Fund V (TE) Advisory LP (the “TE Advisory Fund” and together with the TI Fund, TI Advisory Fund and TE Fund “Feeder Funds”) each pursue their investment objectives by investing substantially all of their assets in the Master Fund. Each of the Feeder Fund’s is a Delaware limited partnership that is registered under the Investment Company Act as a non-diversified, closed-end management investment company. The TE Fund and the TE Advisory Fund invest indirectly in the Master Fund through NB Crossroads Private Markets Fund V (Offshore), Advisory LP, (the “Offshore Advisory Fund”) and NB Crossroads Private Markets Fund V (Offshore), Client LP, (the “Offshore Client Fund”) each a Cayman Islands exempted partnership. The percentage of the TE Fund and TE Advisory Fund’s partners’ capital owned by the Offshore Advisory Fund and Offshore Client Fund is 100% and 100% respectively. The financial position and results of operations of the Offshore Advisory Fund and Offshore Client Fund have been consolidated within the TE Fund's and TE Advisory Fund’s consolidated financial statements, respectively. The Offshore Advisory Fund, Offshore Client Fund and the Feeder Funds have the same investment objective and substantially the same investment policies as the Master Fund (except that the Offshore Advisory Fund, Offshore Client Fund and the Feeder Funds pursue their investment objectives by investing in the Master Fund).

The Board has overall responsibility to manage and supervise the operations of the Master Fund. The Board exercises the same powers, authority and responsibilities on behalf of the Master Fund as are customarily exercised by directors of a typical investment company registered under the Investment Company Act. The Board has engaged Neuberger Berman Investment Advisers LLC (“NBIA” or “Registered Investment Adviser”) and NB Alternatives Advisers LLC (“NBAA” or “Sub-Adviser”) to provide investment advice regarding the selection of the Portfolio Funds and to manage the day-to-day operations of the Master Fund.

7

NB Crossroads Private Markets Fund V Holdings LP

Notes to the Financial Statements

For the Period May 18, 2018 (Commencement of Operations)

through September 30, 2018 (Unaudited)

The Master Fund operates as a vehicle for the investment of substantially all of the assets of the Feeder Funds as partners of the Master Fund (“Partners”).  As of September 30, 2018, the TI Fund’s, TI Advisory Fund’s, TE Fund’s and TE Advisory Fund’s ownership of the Master Fund’s Partners’ contributed capital was 55.38%, 4.59%, 32.30% and 7.74%, respectively.

2. Significant Accounting Policies

The Master Fund meets the definition of an investment company and follows the accounting and reporting guidance as issued through Accounting Standards Codification (“ASC”) 946, Financial Services – Investment Companies.

A. Basis of Accounting

The Master Fund’s policy is to prepare its financial statements on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America (“GAAP”). Consequently, income and the related assets are recognized when earned, and expenses and the related liabilities are recognized when incurred. The books and records of the Master Fund are maintained in U.S. dollars. The following is a summary of significant accounting policies followed by the Master Fund in the preparation of its financial statements.

B. Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and the differences could be material.

C. Valuation of Investments

The Master Fund computes its Net Asset Value (“NAV”) as of the last business day of each fiscal quarter and at such other times as deemed appropriate by the Registered Investment Adviser and the Sub-Adviser in accordance with valuation principles set forth below, or may be determined from time to time, pursuant to the valuation procedures (the “Procedures”) established by the Board.

The Board has approved the Procedures pursuant to which the Master Fund values its interests in the Portfolio Funds and other investments.  The Board has delegated to the Sub-Adviser general responsibility for determining the value of the assets held by the Master Fund.  The value of the Master Fund’s interests is based on information reasonably available at the time the valuation is made and the Sub-Adviser believes to be reliable.

8

NB Crossroads Private Markets Fund V Holdings LP

Notes to the Financial Statements

For the Period May 18, 2018 (Commencement of Operations)

through September 30, 2018 (Unaudited)

It is expected that most of the Portfolio Funds in which the Master Fund invests will meet the criteria set forth under the Financial Accounting Standards Board (“FASB”) ASC Topic 820, Fair Value Measurement (“ASC 820”) permitting the use of the practical expedient to determine the fair value of the Portfolio Fund investments. ASC 820 provides that, in valuing alternative investments that do not have quoted market prices but calculate NAV per share or equivalent, an investor may determine fair value by using the NAV reported to the investor by the underlying investment. To the extent ASC 820 is applicable to a Portfolio Fund, the Sub-Adviser generally will value the Master Fund’s investment in the Portfolio Fund based primarily upon the value reported to the Master Fund by the Portfolio Fund or the lead investor of a direct co-investment as of each quarter-end, determined by the Portfolio Fund in accordance with its own valuation policies.

FASB ASC 820-10, “Fair Value Measurements” establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). FASB ASC 820-10-35-40 to 54 provides three levels of the fair value hierarchy as follows:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Master Fund has the ability to access;

Level 2	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data;

Level 3	Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Master Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

Most Portfolio Funds are structured as closed-end, commitment-based private investment funds to which the Master Fund commits a specified amount of capital upon inception of the Portfolio Fund (i.e., committed capital) which is then drawn down over a specified period of the Portfolio Fund's life. Such Portfolio Funds generally do not provide redemption options for investors and, subsequent to final closing, do not permit subscriptions by new or existing investors. Accordingly, the Master Fund generally holds interests in Portfolio Funds for which there is no active market, although, in some situations, a transaction may occur in the "secondary market" where an investor purchases a limited partner’s existing interest and remaining commitment.

Assumptions used by the Sub-Adviser due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Master Fund's results of operations and financial condition.

9

NB Crossroads Private Markets Fund V Holdings LP

Notes to the Financial Statements

For the Period May 18, 2018 (Commencement of Operations)

through September 30, 2018 (Unaudited)

The following table presents the investments carried on the Statement of Assets, Liabilities and Partners’ Capital - Net Assets by level within the valuation hierarchy as of September 30, 2018.

	Level 1	Level 2	Level 3	Net Asset Value	Total
Assets:
Large-cap Buyout	$-	$-	$1,200,307	$-	$1,200,307
Small and Mid-cap Buyout	-	-	-	1,940,384	1,940,384
Special Situations	-	-	-	2,182,500	2,182,500
Total	$-	$-	$1,200,307	$4,122,884	$5,323,191

Significant Unobservable Inputs

As of September 30, 2018, the Master Fund had investments valued at $5,323,191. The fair value of investments valued at $4,122,884 in the Master Fund's Schedule of Investments have been valued at the unadjusted net asset value reported by the managers of the investments.

The classification of an investment within Level 3 is based upon the significance of the unobservable inputs to the overall fair value measurement. The fair value of the investments valued at $1,200,307 in the Master Fund’s Schedule of Investments have been valued using recent a transactional value. During the period ending September 30, 2018 purchases of and sales from Level 3 investments were as follows:

Purchases	Sales
$1,200,307	$-

The Master Fund recognizes transfers into and out of the levels indicated above at the end of the reporting period. There were no transfers into or out of Level 3 during the period ended September 30, 2018.

The estimated remaining life of the Master Fund’s Portfolio Funds as of September 30, 2018 is one to ten years, with the possibility of extensions by each of the Portfolio Funds.

D. Cash and Cash Equivalents

Cash and cash equivalents consist primarily of cash and short term investments which are readily convertible into cash and have an original maturity of three months or less. UMB Bank N.A. serves as the Master Fund’s custodian.

Cash and cash equivalents on the Statements of Assets, Liabilities and Partners’ Capital – Net Assets can include deposits in money market accounts, which are classified as Level 1 assets. As of September 30, 2018, the Master Fund held $5,559,347, in an overnight sweep that is deposited into a money market account.

E. Organization Fees

The Master Fund incurred and expensed $83,503 in organizational expenses for the period from May 18, 2018 (Commencement of Operations) through September 30, 2018.

10

NB Crossroads Private Markets Fund V Holdings LP

Notes to the Financial Statements

For the Period May 18, 2018 (Commencement of Operations)

through September 30, 2018 (Unaudited)

F. Investment Gains and Losses

The Master Fund records distributions of cash or in-kind securities from the Portfolio Funds based on the information from distribution notices when distributions are received. The Master Fund recognizes within the Statement of Operations its share of realized gains or (losses), the Master Fund's change in net unrealized appreciation/(depreciation) and the Master Fund’s share of net investment income or (loss) based upon information received regarding distributions from managers of the Portfolio Funds. The Master Fund may also recognize realized losses based upon information received from the Portfolio Fund managers for write-offs taken in the underlying portfolio. Changes in unrealized appreciation/(depreciation) on investments within the Statement of Operations includes the Master Fund’s share of interest and dividends, realized (but undistributed) and unrealized gains and losses on security transactions, and expenses of each Portfolio Fund.

The Portfolio Funds may make in-kind distributions to the Master Fund and, particularly in the event of a dissolution of a Portfolio Fund, such distributions may contain securities that are not marketable. While the general policy of the Master Fund will be to liquidate such investment and distribute proceeds to Partners, under certain circumstances when deemed appropriate by the Board, a Partner may receive in-kind distributions from the Master Fund.

G. Income Taxes

The Partnership is treated as a partnership for U.S. federal income tax reporting. Tax basis income and losses are passed through to the individual partners and, accordingly, there is no provision for U.S. federal of state income taxes reflected in these financial statements. The Partnership has a tax year end of December 31.

Differences arise in the computation of Partners’ capital for financial reporting in accordance with GAAP and Partners’ capital for U.S. federal and state income tax reporting. These differences are primarily due to the fact that unrealized gains and losses are allocated for financial reporting purposes and are not allocated for U.S. federal and state income tax reporting purposes.

The cost of the Portfolio Funds for federal income tax purposes is based on amounts reported to the Partnership on Schedule K-1 from the Portfolio Funds. As of September 30, 2018, the Partnership had not received information to determine the tax cost of the Portfolio Funds. The estimated cost of the Portfolio Funds at September 30, 2018, for federal income tax purposes aggregated $5,146,793. The net unrealized appreciation for federal income tax purposes was estimated to be $176,398. The net unrealized appreciation consisted of gross unrealized appreciation and gross unrealized depreciation of $176,398 and $0 respectively.

The Partnership files tax returns as prescribed by the tax laws of the jurisdictions in which it operates. In the normal course of business, the Partnership is subject to examination by U.S. federal, state, local and foreign jurisdictions, where applicable. As of September 30, 2018 there are no tax years that are subject to examination by the major tax jurisdictions under the statue of limitations. FASB ASC 740-10, Income Taxes requires the Sub-Adviser to determine whether a tax position of the Partnership is more likely than not to be sustained upon examination by taxing authorities, based on the technical merits of the position. For tax positions meeting the more likely than not threshold, the tax amount recognized in the financial statements is reduced by the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement with the relevant taxing authority. The Sub-Adviser has reviewed the Partnership’s tax positions for the current tax period and has concluded that no provision for taxes is required in the Partnership’s financial statements for the period ended September 30, 2018. The Partnership recognizes interest and penalties, if any, related to unrecognized tax liabilities as income tax expense in the Statement of Operations. During the period ended September 30, 2018, the Partnership did not incur any interest or penalties.

11

NB Crossroads Private Markets Fund V Holdings LP

Notes to the Financial Statements

For the Period May 18, 2018 (Commencement of Operations)

through September 30, 2018 (Unaudited)

H. Restrictions on Transfers

Interests of the Master Fund (“Interests”) are generally not transferable. No Partner may assign, sell, transfer, pledge, hypothecate or otherwise dispose of any of its Interests without the prior written consent of the Board which may be granted or withheld in the Board’s sole discretion, and in compliance with applicable securities and tax laws.

I. Fees of the Portfolio Funds

Each Portfolio Fund will charge its investors (including the Master Fund) expenses, including asset-based management fees and performance-based fees, which are referred to as an allocation of profits. In addition to the Master Fund level expenses shown on the Master Fund’s Statement of Operations, Partners of the Master Fund will indirectly bear the fees and expenses charged by the Portfolio Funds. These fees are reflected in the valuations of the Portfolio Funds and are not reflected in the ratios to average net assets in the Master Fund’s Financial Highlights.

J. Master Fund Expenses

The Master Fund bears all expenses incurred in the course of business on an accrual basis, including, but not limited to, the following: advisory fees (as defined herein); investment related expenses; legal fees; administration; auditing; tax preparation fees; custodial fees; registration expenses; Independent Managers’ fees; and expenses of meetings of the Board.

3. Advisory Fee, Administration Service Fee and Related Party Transactions

The Registered Investment Adviser provides investment advisory services to the Master Fund and incurs research, travel and other expenses related to the selection and monitoring of Portfolio Funds.  Further, the Registered Investment Adviser provides certain management and administrative services to the Feeder Funds, including providing office space and other support services, maintaining files and records, and preparing and filing various regulatory materials. In consideration for such services, the Master Fund pays the Registered Investment Adviser an investment advisory fee (the "Advisory Fee") quarterly in arrears based on an annual rate of 0.85% following the Master Fund’s Commencement of Operations through the end of year eight; Thereafter 0.30% for the remaining life of the Master Fund based on the Investors’ total Commitments. For the period May 18, 2018 (Commencement of Operations) through September 30, 2018, the Master Fund incurred Advisory Fees totaling $959,959.

12

NB Crossroads Private Markets Fund V Holdings LP

Notes to the Financial Statements

For the Period May 18, 2018 (Commencement of Operations)

through September 30, 2018 (Unaudited)

Pursuant to an Administrative and Accounting Services Agreement, the Master Fund retains UMB Fund Services, Inc. (the “Administrator”), a subsidiary of UMB Financial Corporation, to provide administration, accounting, tax preparation and investor services to the Master Fund. In consideration for these services, the Master Fund pays the Administrator a tiered fee between 0.01% and 0.02%, based the first day of each calendar quarters net assets, subject to a minimum quarterly fee. For the period May 18, 2018 (Commencement of Operations) through September 30, 2018, the Master Fund incurred administration service fees totaling $31,750.

The Board consists of six managers, each of whom is not an “interested person” of the Master Fund as defined by Section 2(a)(19) of the Investment Company Act (the “Independent Managers”). The Independent Managers are each paid an annual retainer of $35,000. Compensation to the Board is paid and expensed by the Master Fund on a quarterly basis. The Independent Managers are also reimbursed for out of pocket expenses in connection with providing their services to the Master Fund. For the period May 18, 2018 (Commencement of Operations) through September 30, 2018, the Master Fund incurred $105,000 in Independent Managers’ fees.

4. Capital Commitments from Partners

At September 30, 2018, capital commitments from Partners totaled $305,346,500. Capital contributions received by the Master Fund with regard to satisfying Partner commitments totaled $11,244,140, which represents approximately 4% of committed capital at September 30, 2018. The Partners’ Capital paid-in presented in the Statement of Assets, Liabilities and Partners’ Capital – Net Assets includes $266,503 of offering costs paid by the fund. Offering costs are costs incidental to the issuing and marketing of interests in a partnership and are non-recurring in nature.

Capital contributions will be credited to Partners’ capital accounts and units will be issued when paid. Capital contributions will be determined based on a percentage of commitments. During the period May 18, 2018 (Commencement of Operations) through September 30, 2018, the Master Fund issued 11,244.14 units.

The net profits or net losses of the Master Fund are allocated to Partners in a manner that takes into account the amount of cash that would be distributed based upon a hypothetical liquidation, such that allocations are based on Partners’ percentage interests, as defined in the Master Fund's LP Agreement.

Distributions shall be made of available cash (net of reserves that the Board deems reasonable) or other net investment proceeds to Members at such times and in such amounts as determined by the Board of Managers in its sole discretion and in accordance with Partners’ respective percentage interests, as defined in the LP Agreement.

13

NB Crossroads Private Markets Fund V Holdings LP

Notes to the Financial Statements

For the Period May 18, 2018 (Commencement of Operations)

through September 30, 2018 (Unaudited)

5. Capital Commitments of the Master Fund to Portfolio Funds

As of September 30, 2018, the Master Fund had total capital commitments of $32,921,500 to the Portfolio Funds with remaining unfunded commitments to the Portfolio Funds totaling $27,775,014 as listed below:

Unfunded
Assets:	Commitment
Large-cap Buyout	$11,800,000
Small and Mid-cap Buyout	975,014
Venture	15,000,000
Total	$27,775,014

6. Description of the Investments

Due to the nature of the Portfolio Funds, the Master Fund cannot liquidate its positions in the Portfolio Funds except through distributions from the Portfolio Funds, which are made at the discretion of the Portfolio Funds. The Master Fund has no right to demand repayment of its investment in the Portfolio Funds.

The following underlying investments represents 5% or more of Partners’ Capital – Net Assets of the Master Fund.

Verscend Intermediate Holding Corp. represents 22.01% of Partners’ Capital – Net Assets of the Master Fund as of September 30, 2018. The company operates as a healthcare information technology company providing healthcare analytics solutions.

Wind Point Partners CV1, L.P. represents 19.57% of Partners’ Capital – Net Assets of the Master Fund as of September 30, 2018. The Fund seeks to generate capital appreciation through a portfolio of middle market businesses.

Vertex Aggregator LP represents 12.10% of Partners’ Capital – Net Assets of the Master Fund as of September 30, 2018. The company provides technology for electronic payment transactions and value-added services at the point-of-sale.

7. Indemnifications

In the normal course of business, the Master Fund enters into contracts that provide general indemnifications. The Master Fund’s maximum exposure under these agreements is dependent on future claims that may be made against the Master Fund, and therefore cannot be established; however, based on the Registered Investment Adviser’s experience, the risk of loss from such claims is considered remote.

14

NB Crossroads Private Markets Fund V Holdings LP

Notes to the Financial Statements

For the Period May 18, 2018 (Commencement of Operations)

through September 30, 2018 (Unaudited)

Many of the Portfolio Funds’ partnership agreements contain provisions that allow them to recycle or recall distributions made to the Master Fund. Accordingly, the unfunded commitments disclosed under Note 5 reflect both amounts undrawn to satisfy commitments and distributions that are recallable, as applicable.

8. Concentrations of Market, Credit, Liquidity, Industry, Currency and Capital Call Risk

Due to the inherent uncertainty of valuations, estimated values may differ significantly from the values that would have been used had a ready market for the securities existed, and the difference could be material. The Master Fund’s investments are subject, directly or indirectly, to various risk factors including market, credit, industry, currency and capital call risk. Certain investments are made internationally, which may subject the investments to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions affecting such countries or regions. Market risk represents the potential loss in value of financial instruments caused by movements in market variables, such as interest and foreign exchange rates and equity prices. The Master Fund may have a concentration of investments, as permitted by its registration statement, in a particular industry or sector. Investment performance of the sector may have a significant impact on the performance of the Master Fund. The Master Fund's investments are also subject to the risk associated with investing in private equity securities. The investments in private equity securities are illiquid, can be subject to various restrictions on resale, and there can be no assurance that the Master Fund will be able to realize the value of such investments in a timely manner if at all.

The Master Fund believes that its liquidity and capital resources are adequate to satisfy its operational needs as well as the continuation of its investment program.

If the Master Fund defaults on its commitment or fails to satisfy capital calls, it will be subject to significant penalties, including the complete forfeiture of the Master Fund’s investment in the Portfolio Fund. This may impair the ability of the Master Fund to pursue its investment program, force the Master Fund to borrow or otherwise impair the value of the Master Fund’s investments (including the complete devaluation of the Master Fund). In addition, defaults by Partners on their commitments to the Master Fund, may cause the Master Fund to, in turn, default on its commitment to a Portfolio Fund. In this case, the Master Fund, and especially the non-defaulting Partners, will bear the penalties of such default as outlined above. While the Registered Investment Adviser has taken steps to mitigate this risk, there is no guarantee that such measures will be sufficient or successful.

9. Subsequent Events

The Master Fund has evaluated all events subsequent to the balance sheet date of September 30, 2018, through the date these financial statements were issued and has determined that there were no subsequent events that require disclosure.

15

NB Crossroads Private Markets Fund V Holdings LP
Supplemental Information
September 30, 2018 (Unaudited)

Proxy Voting and Form N-Q

A description of the Master Fund’s policies and procedures used to determine how to vote proxies relating to the Master Fund’s portfolio securities, as well as information regarding proxy votes cast by the Master Fund (if any) during the most recent period ended June 30, is available without charge, upon request, by calling the Master Fund at 212-476-8800 or on the website of the Securities and Exchange Commission (the “SEC”) at http://www.sec.gov. The Master Fund did not receive any proxy solicitations during the period May 18, 2018 (Commencement of Operations) through September 30, 2018.

The Master Fund files a complete schedule of portfolio holdings with the SEC within sixty days after the end of the first and third fiscal quarters of each year on Form N-Q. The Master Fund’s Forms N-Q (i) are available at http://www.sec.gov, and (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (the information regarding operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330), and (iii) may be obtained at no charge by calling the Master Fund at 212-476-8800.

16

NB Crossroads Private Markets Fund V Holdings LP
Advisory and Sub-Advisory Agreement Approval
September 30, 2018 (Unaudited)

Advisory and Sub-Advisory Agreement Approval

April 27, 2017

The Board of NB Crossroads Private Markets Fund V Holdings LP (the “Master Fund”) considered the approval of the Investment Advisory Agreement between the Master Fund and NBIA and the Sub-Advisory Agreement between NBIA, on behalf of the Master Fund, and NBAA (NBIA and NBAA together, “Neuberger Berman”), at a meeting held on April 7, 2017 (the “Meeting”). The Board is comprised solely of Independent Managers, and, in connection with its deliberations regarding matters relating to the Investment Advisory Agreement and the Sub-Advisory Agreement (together, the “Agreements”), the Independent Managers were represented and assisted by independent legal counsel.

In determining whether to approve each Agreement, the Board noted that it had, through its counsel, requested certain information in connection with the approval of the Agreements and discussed with management of Neuberger Berman certain matters. The Board considered all information it deemed reasonably necessary to evaluate the terms of the Agreements. The Board reviewed materials furnished by NBIA and NBAA, including information regarding NBIA and NBAA, their affiliates, personnel, operations and NBIA's financial condition. The Board's counsel reviewed with the Board its duties and responsibilities under state and common law and under the Investment Company Act with respect to the approval of investment advisory agreements.

The Board reviewed and considered NBIA's financial condition, noting that both NBIA and NBAA are wholly-owned, indirect subsidiaries of Neuberger Berman Group LLC. Specifically, the Board reviewed and considered financial statements of NBIA and other financial information for NBIA. The Board determined that NBIA is solvent and sufficiently well capitalized to perform the ongoing responsibilities to the Master Fund and to satisfy its obligations under the Investment Company Act and the Investment Advisory Agreement.

The Board recognized and noted that the Agreements were substantially similar to the advisory and sub-advisory agreements for the other registered funds of private equity funds that the Board oversees, except for the fees payable thereunder. The Board also discussed and reviewed the Advisory Fee, together with the fee paid by NBIA to NBAA out of the Advisory Fee (the “Sub-Advisory Fee”), and the expected effective investment advisory fee rate paid by the Master Fund and the appropriateness of such Advisory Fee. The Board reviewed and considered how the proposed Advisory Fee and Sub-Advisory Fee for the Master Fund reflects the economies of scale for the benefit of the members of the Master Fund, noting that as the Master Fund has not commenced investment operations and did not have any assets, economies of scale were not a significant factor for the Master Fund. During its discussion of the Advisory Fee and Sub-Advisory Fee, the Board also considered the incentive carried interest to be received by NBIA or its affiliate. The Board also reviewed and considered the fees or other payments to be received by NBIA, NBAA and their affiliates. Specifically, the Board reviewed and considered a comparison of fees charged by investment advisers to fund peers of the Master Fund, and fees charged by NBIA, NBAA or their affiliates with respect to other funds of funds programs. The Board concluded that proposed Advisory Fee and Sub-Advisory Fee were fair and reasonable.

17

NB Crossroads Private Markets Fund V Holdings LP
Advisory and Sub-Advisory Agreement Approval
September 30, 2018 (Unaudited)

The Board discussed and reviewed the nature, extent and quality of services proposed to be rendered to the Master Fund by NBIA and NBAA. The Board reviewed and discussed the experience and qualifications of key personnel of Neuberger Berman, including the qualifications of the portfolio managers to manage the Master Fund, including their experience managing funds of private funds, including other registered funds of private equity funds that the Board oversees, and the background and expertise of the key personnel and amount of time they would be able to devote to the Master Fund's affairs. The Board concluded that, in light of the particular requirements of the Master Fund, it was satisfied with the professional qualifications and overall commitment to the Master Fund of the proposed portfolio management team. As the Master Fund had not yet commenced operations, the Board was not able to review the Master Fund's performance.

The Board also reviewed and considered an estimated profitability analysis. The Board noted that the Master Fund was not operational as of the date of the Meeting and accordingly there were no net profits to NBIA and NBAA at that time.

The Board also continued its review in an executive session in which independent legal counsel was present. Based on the information provided to the Board, and the considerations and conclusions described above, the Board, including each of the Independent Managers, determined to approve the Agreements.

July 31, 2018

The Board of the Master Fund considered the approval of the Investment Advisory Agreement between the Master Fund and NBIA and the Sub-Advisory Agreement between NBIA, on behalf of the Master Fund, and NBAA (NBIA and NBAA together, “Neuberger Berman”), at a meeting held on July 31, 2018 (the “Meeting”). The Board is comprised solely of Independent Managers, and, in connection with its deliberations regarding matters relating to the Investment Advisory Agreement and the Sub-Advisory Agreement (together, the “Agreements”), the Independent Managers were represented and assisted by independent legal counsel.

In determining whether to approve each Agreement, the Board noted that it had, through its counsel, requested certain information in connection with the approval of the Agreements and discussed with management of Neuberger Berman certain matters. The Board considered all information it deemed reasonably necessary to evaluate the terms of the Agreements. The Board reviewed materials furnished by NBIA and NBAA, including information regarding NBIA and NBAA, their affiliates, personnel, operations and NBIA's financial condition. The Board's counsel reviewed with the Board its duties and responsibilities under state and common law and under the Investment Company Act with respect to the approval of investment advisory agreements.

The Board reviewed and considered NBIA's financial condition, noting that both NBIA and NBAA are wholly-owned, indirect subsidiaries of Neuberger Berman Group LLC. Specifically, the Board reviewed and considered financial statements of NBIA and other financial information for NBIA. The Board determined that NBIA is solvent and sufficiently well capitalized to perform the ongoing responsibilities to the Master Fund and to satisfy its obligations under the Investment Company Act and the Investment Advisory Agreement.

18

NB Crossroads Private Markets Fund V Holdings LP
Advisory and Sub-Advisory Agreement Approval
September 30, 2018 (Unaudited)

The Board discussed and reviewed the Advisory Fee, together with the fee paid by NBIA to NBAA out of the Advisory Fee (the “Sub-Advisory Fee”), and the appropriateness of such Advisory Fee. The Board reviewed and considered how the Advisory Fee and Sub-Advisory Fee for the Master Fund reflects the economies of scale for the benefit of the members of the Master Fund, noting that as the Master Fund is still in a commitment period, economies of scale were not a significant factor for the Master Fund. During its discussion of the Advisory Fee and Sub-Advisory Fee, the Board also considered the incentive carried interest to be received by NBIA or its affiliate. The Board also reviewed and considered the fees or other payments to be received by NBIA, NBAA and their affiliates, including the distribution and service fee payable by the Feeder Funds to an affiliate. Specifically, the Board reviewed and considered a comparison of fees charged by investment advisers to fund peers of the Master Fund, and fees charged by NBIA, NBAA or their affiliates with respect to other funds of funds programs. The Board noted, in comparing fee structures of the Master Fund with those of non-registered funds, the additional administrative, financial reporting and legal services provided by Neuberger Berman to the Master Fund. The Board concluded that Advisory Fee and Sub-Advisory Fee were fair and reasonable.

The Board discussed and reviewed the nature, extent and quality of services rendered to the Master Fund by NBIA and NBAA. The Board discussed the structure and capabilities of Neuberger Berman, including technology and operation support, which support the services provided to the Master Fund. The Board also considered Neuberger Berman's extensive administrative and compliance infrastructure. The Board also reviewed and discussed the experience and qualifications of key personnel of Neuberger Berman, including the qualifications of the portfolio managers to manage the Master Fund, including their experience managing funds of private funds, including other registered funds of private equity funds that the Board oversees, and the background and expertise of the key personnel and amount of time they would be able to devote to the Master Fund's affairs. There was also a discussion on performance analytics and the various indices and benchmarks used for the Master Fund. The Board concluded that, in light of the particular requirements of the Master Fund, it was satisfied with the professional qualifications and overall commitment to the Master Fund of the portfolio management team.

The Board discussed Neuberger Berman's profitability and, after reviewing this information, and other information discussed at the meeting, determined that the profitability relating to the Master Fund was not disproportionately large so that it bore no reasonable relationship to the services rendered and also determined that, given the overall performance of the Master Fund and Neuberger Berman's service levels, the current profitability of Neuberger Berman resulting from its relationship to the Master Fund was not excessive.

The Board also continued its review in an executive session in which independent legal counsel was present. Based on the information provided to the Board, and the considerations and conclusions described above, the Board, including each of the Independent Managers, determined to approve the continuance of the Agreements.

19

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Schedule of Investments.

(a) The Schedule of Investments is included as part of the report to partners filed under Item 1 of this form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

(a) Not applicable.

(b) As of the date of this filing, there have been no changes in any of the portfolio managers identified in the most recent annual report on Form N-CSR.

Item 9. Purchase of Equity Securities By Close-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which partners may recommend nominees to the Board.

Item 11. Controls and Procedures.

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective as of a date within 90 days prior to the filing date of this report, based on their evaluation of the effectiveness of the Registrant's disclosure controls and procedures, as required by Rule 30a-3(b) of the 1940 Act.

(b) There were no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) The Fund did not engage in any securities lending activity during the fiscal period ended September 30, 2018.

(b) The Fund did not engage in any securities lending activity and did not engage a securities lending agent during the period ended September 30, 2018.

Item 13. Exhibits.

(a)(1)	Not applicable

(a)(2)	Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

(a)(3)	Not applicable

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act is furnished herewith.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NB Crossroads Private Markets Fund V (TE) Advisory LP

By	/s/ James Bowden
James Bowden
Chief Executive Officer and President
Date: December 7, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ James Bowden
James Bowden
Chief Executive Officer and President
(Principal Executive Officer)
Date: December 7, 2018

By	/s/ John M. McGovern
John M. McGovern
Treasurer
(Principal Financial Officer)
Date: December 7, 2018